Insurance business - Net insurance claims and benefits paid and movement in liabilities to policyholders (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	£ 406	£ 3,039	£ 1,783
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(20)	75	79
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	249	544	300
With DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	177	2,420	1,404
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	459	3,090	1,847
– claims, benefits and surrenders paid	1,742	1,786	1,773
– movement in liabilities	(1,283)	1,304	74
Gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	44	120	143
– claims, benefits and surrenders paid	122	126	102
– movement in liabilities	(78)	(6)	41
Gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	238	550	300
– claims, benefits and surrenders paid	129	106	93
– movement in liabilities	109	444	207
Gross insurance premium income | With DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	177	2,420	1,404
– claims, benefits and surrenders paid	1,491	1,554	1,578
– movement in liabilities	(1,314)	866	(174)
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(53)	(51)	(64)
– claims, benefits and surrenders paid	(59)	(69)	(65)
– movement in liabilities	6	18	1
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(64)	(45)	(64)
– claims, benefits and surrenders paid	(57)	(68)	(62)
– movement in liabilities	(7)	23	(2)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	11	(6)	0
– claims, benefits and surrenders paid	(2)	(1)	(3)
– movement in liabilities	13	(5)	3
Reinsurers’ share of gross insurance premium income | With DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	0	0	0
– claims, benefits and surrenders paid	0	0	0
– movement in liabilities	£ 0	£ 0	£ 0